Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Commitments and contingencies [Text Block]
13.	Commitments and contingencies

As at December 31, 2018, the Company had obligations to make future payments, representing significant research and development contracts and other commitments that are known and committed in the amount of approximately $30,694. Most of these agreements are cancelable by the Company with notice. These commitments include agreements related to the conduct of the phase 1 clinical trials, sponsored research, manufacturing and preclinical studies. The Company also has minimum lease payments for operating lease commitments, primarily for its office and laboratory lease, in the amount of $398 over the next 12 months, $1,538 from 12 to 60 months, and $46 thereafter. The facility lease contains options for early termination and for lease extension.

The Company enters into research, development and license agreements in the ordinary course of business where the Company receives research services and rights to proprietary technologies. Milestone and royalty payments that may become due under various agreements are dependent on, among other factors, clinical trials, regulatory approvals and ultimately the successful development of a new drug, the outcome and timing of which are uncertain. Under the license agreement for SIRPαFc, the Company has future contingent milestones payable of $25 related to successful patent grants, $200 and $300 on the first patient dosed in phase 2 and 3 trials respectively, regulatory milestones on their first achievement totalling $5,000, and royalties on commercial sales.

In connection with the acquisition of Fluorinov, the Company is obligated to pay up to $35,000 of additional future payments that are contingent upon achieving certain clinical and regulatory milestones with an existing Fluorinov compound. The Company also has an obligation to pay royalty payments on future sales of such compounds. At Trillium’s discretion, up to 50% of the future contingent payments can be satisfied through the issuance of common shares of Trillium provided that the aggregate number of common shares issuable under such payments will not exceed 1,558,447 common shares unless shareholder approval has first been obtained. In addition, any such future share issuance remains subject to final approval from Trillium’s board of directors and receipt of any requisite approvals under the applicable rules of the Toronto Stock Exchange and the NASDAQ Stock Market. Trillium has also committed to use commercially reasonable efforts to monetize Fluorinov’s central nervous system assets and share 50% of the net proceeds with Fluorinov shareholders.

The Company has two agreements with Catalent Pharma Solutions pursuant to which Trillium acquired the right to use a proprietary expression system for the manufacture of two SIRPαFc constructs. Consideration for each license includes potential pre-marketing approval milestones of up to U.S. $875 and aggregate sales milestone payments of up to U.S. $28,750.

The Company periodically enters into research and license agreements with third parties that include indemnification provisions customary in the industry. These guarantees generally require the Company to compensate the other party for certain damages and costs incurred as a result of claims arising from research and development activities undertaken by or on behalf of the Company. In some cases, the maximum potential amount of future payments that could be required under these indemnification provisions could be unlimited. These indemnification provisions generally survive termination of the underlying agreement. The nature of the indemnification obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay. Historically, the Company has not made any indemnification payments under such agreements and no amount has been accrued in the consolidated financial statements with respect to these indemnification obligations.